Pay vs Performance Disclosure - USD ($)		5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2023	Nov. 19, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 29, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following summarizes the relationship between the total compensation paid to our Chief Executive Officer (“CEO”) and our other named executive officers and our financial performance for the fiscal years shown in the table (in this discussion, our CEO is also referred to as our principal executive officer or “PEO”, and our named executive officers other than our CEO are referred to as our “Non-PEO NEOs”):

Fiscal Year	Summary Compensation Table Total for CEO #1 ($)(1)(2)	Compensation Actually Paid to CEO #1 ($)(3)	Summary Compensation Table Total for CEO #2 ($)(1)(2)	Compensation Actually Paid to CEO #2 ($)(3)	Summary Compensation Table Total CEO #3 ($)(1)(3)	Compensation Actually Paid to CEO #3 ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On LTRX TSR ($)(4)	LTRX Net Income ($ Millions)(5)
2025	N/A	N/A	N/A	N/A	1,397,041	113,669	711,414	437,200	53.35	(11.373)
2024	N/A	N/A	973,215	584,664	6,086,293	4,071,910	749,491	576,850	65.99	(4.52)
2023	1,348,502	446,463	823,914	760,771	N/A	N/A	843,633	737,446	78.25	(8.980)

(1)
During the periods covered, three executives served as CEO: (i) Paul Pickle (“CEO #1”) served from the beginning of fiscal year 2023 through his resignation on June 29, 2023; (ii) Jeremy Whitaker (“CEO #2”) served as Interim CEO for the remainder of fiscal year 2023 and during fiscal year 2024 through November 19, 2023; and (iii) Saleel Awsare (“CEO #3”) served for the remainder of fiscal year 2024 through the end of fiscal year 2025. For fiscal year 2023, our Non-PEO NEOs were Roger Holliday, former VP of Worldwide Sales, and Eric Bass, former VP of Engineering. For fiscal year 2024, our Non-PEO NEOs were Messrs. Bass and Holiday; Kurt Hoff, who served as VP of Worldwide Sales; and Mathi Gurusamy, who served as Chief Strategy Officer. For fiscal year 2025, our Non-PEO NEOs were Mr. Hoff, our Chief Revenue Officer; and Mr. Gurusamy, our Chief Product & Strategy Officer.

(2)
For detail on the Summary Compensation Table total compensation for our CEOs for each fiscal year covered in the table, see the Summary Compensation Table as disclosed in the Company’s Proxy Statement filed with the SEC following that fiscal year. The average compensation for the Non-PEO NEOs for fiscal year 2025 was calculated from the Summary Compensation Table above. The average compensation for the Non-PEO NEOs for fiscal years 2023 and 2024 was calculated from the Summary Compensation Table as disclosed in the Company’s Proxy Statement filed with the SEC in calendar year 2023 and 2024, respectively.

(3)
For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our named executive officers (including, for purposes of this table, former named executive officers who are included in the Non-PEO NEO group for the applicable year) means the named executive officer’s total compensation as reflected in the Summary Compensation Table for the applicable fiscal year and adjusted for the following with respect to each named executive officer:

•	Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year,
•	Plus the fiscal year-end value of Lantronix option and stock awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,
•
Plus/(less) the change in value as of the end of the covered fiscal year as compared to the value at the end of the prior fiscal year for Lantronix option and stock awards which were granted in prior fiscal years and were outstanding and unvested at the end of the covered fiscal year,

•	Plus the vesting date value of Lantronix option and stock awards which were granted and vested during the same covered fiscal year,
•
Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior fiscal year for Lantronix option and stock awards which were granted in prior fiscal years and vested in the covered fiscal year,

•
Less, as to any Lantronix option and stock awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,

•
Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on Lantronix outstanding and unvested stock awards (no dividends or dividend equivalents are credited with respect to Lantronix options and, for other Lantronix awards, the crediting of dividend equivalents has been taken into account in determining the applicable fiscal year-end or vesting date value of the award), and

•
Plus, as to a Lantronix option or stock award that was materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the Lantronix option or stock awards held by the named executive officers were materially modified during the fiscal years covered by the table.

In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.
The table above reflects the CAP (determined as noted above) for each CEO and, for our Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEOs for each of the fiscal years shown in the table.
The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our CEO #1.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO #1	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)
Summary Compensation Table Total	N/A	N/A	1,348,502
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	N/A	N/A	(943,552)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	N/A	N/A	0
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	N/A	N/A	0
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	N/A	N/A	0
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	N/A	N/A	464,354
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	N/A	N/A	(422,841)
Compensation Actually Paid	N/A	N/A	446,463

The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our CEO #2.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO #2	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)
Summary Compensation Table Total	N/A	973,215	823,914
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	N/A	(534,651)	(566,130)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	N/A	434,921	527,422
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	N/A	(91,466)	(62,759)
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	N/A	0	0
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	N/A	(197,355)	38,324
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	N/A	0	0
Compensation Actually Paid	N/A	584,664	760,771

The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our CEO #3.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO #3	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)
Summary Compensation Table Total	$1,397,041	6,086,293	N/A
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(892,546)	(5,488,377)	N/A
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	588,042	3,473,993	N/A
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(942,485)	0	N/A
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	0	N/A
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(36,382)	0	N/A
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	0	N/A
Compensation Actually Paid	113,669	4,071,910	N/A

The following table provides a reconciliation of the average of the Summary Compensation Table Total for the Non-PEO NEOs for a fiscal year to the average of the Compensation Actually Paid for the Non-PEO NEOs for that fiscal year.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)
Summary Compensation Table Total	711,414	749,491	843,633
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(334,285)	(491,971)	(664,030)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	230,272	425,140	627,287
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(134,682)	(48,850)	(38,865)
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	0	0
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(35,519)	(56,961)	(30,579)
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	0	0
Compensation Actually Paid	437,200	576,850	737,446

(4)
LTRX TSR represents cumulative total stockholder return on a fixed investment of $100 in the Company’s common stock for the period beginning on the last trading day of fiscal year 2022 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last three fiscal years against the Company’s total stockholder return (calculated as described above) over that period of time.

(5)
This column shows the Company’s net income for each fiscal year covered by the table. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last three fiscal years against the Company’s net income for each of those years.

Named Executive Officers, Footnote
(1)
During the periods covered, three executives served as CEO: (i) Paul Pickle (“CEO #1”) served from the beginning of fiscal year 2023 through his resignation on June 29, 2023; (ii) Jeremy Whitaker (“CEO #2”) served as Interim CEO for the remainder of fiscal year 2023 and during fiscal year 2024 through November 19, 2023; and (iii) Saleel Awsare (“CEO #3”) served for the remainder of fiscal year 2024 through the end of fiscal year 2025. For fiscal year 2023, our Non-PEO NEOs were Roger Holliday, former VP of Worldwide Sales, and Eric Bass, former VP of Engineering. For fiscal year 2024, our Non-PEO NEOs were Messrs. Bass and Holiday; Kurt Hoff, who served as VP of Worldwide Sales; and Mathi Gurusamy, who served as Chief Strategy Officer. For fiscal year 2025, our Non-PEO NEOs were Mr. Hoff, our Chief Revenue Officer; and Mr. Gurusamy, our Chief Product & Strategy Officer.

Adjustment To PEO Compensation, Footnote
(3)
For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our named executive officers (including, for purposes of this table, former named executive officers who are included in the Non-PEO NEO group for the applicable year) means the named executive officer’s total compensation as reflected in the Summary Compensation Table for the applicable fiscal year and adjusted for the following with respect to each named executive officer:

•	Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year,
•	Plus the fiscal year-end value of Lantronix option and stock awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,
•
Plus/(less) the change in value as of the end of the covered fiscal year as compared to the value at the end of the prior fiscal year for Lantronix option and stock awards which were granted in prior fiscal years and were outstanding and unvested at the end of the covered fiscal year,

•	Plus the vesting date value of Lantronix option and stock awards which were granted and vested during the same covered fiscal year,
•
Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior fiscal year for Lantronix option and stock awards which were granted in prior fiscal years and vested in the covered fiscal year,

•
Less, as to any Lantronix option and stock awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,

•
Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on Lantronix outstanding and unvested stock awards (no dividends or dividend equivalents are credited with respect to Lantronix options and, for other Lantronix awards, the crediting of dividend equivalents has been taken into account in determining the applicable fiscal year-end or vesting date value of the award), and

•
Plus, as to a Lantronix option or stock award that was materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the Lantronix option or stock awards held by the named executive officers were materially modified during the fiscal years covered by the table.

In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.
The table above reflects the CAP (determined as noted above) for each CEO and, for our Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEOs for each of the fiscal years shown in the table.
The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our CEO #1.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO #1	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)
Summary Compensation Table Total	N/A	N/A	1,348,502
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	N/A	N/A	(943,552)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	N/A	N/A	0
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	N/A	N/A	0
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	N/A	N/A	0
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	N/A	N/A	464,354
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	N/A	N/A	(422,841)
Compensation Actually Paid	N/A	N/A	446,463

The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our CEO #2.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO #2	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)
Summary Compensation Table Total	N/A	973,215	823,914
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	N/A	(534,651)	(566,130)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	N/A	434,921	527,422
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	N/A	(91,466)	(62,759)
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	N/A	0	0
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	N/A	(197,355)	38,324
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	N/A	0	0
Compensation Actually Paid	N/A	584,664	760,771

The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our CEO #3.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO #3	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)
Summary Compensation Table Total	$1,397,041	6,086,293	N/A
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(892,546)	(5,488,377)	N/A
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	588,042	3,473,993	N/A
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(942,485)	0	N/A
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	0	N/A
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(36,382)	0	N/A
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	0	N/A
Compensation Actually Paid	113,669	4,071,910	N/A

Non-PEO NEO Average Total Compensation Amount				$ 711,414	$ 749,491	$ 843,633
Non-PEO NEO Average Compensation Actually Paid Amount				$ 437,200	576,850	737,446
Adjustment to Non-PEO NEO Compensation Footnote
(3)
For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our named executive officers (including, for purposes of this table, former named executive officers who are included in the Non-PEO NEO group for the applicable year) means the named executive officer’s total compensation as reflected in the Summary Compensation Table for the applicable fiscal year and adjusted for the following with respect to each named executive officer:

•	Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year,
•	Plus the fiscal year-end value of Lantronix option and stock awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,
•
Plus/(less) the change in value as of the end of the covered fiscal year as compared to the value at the end of the prior fiscal year for Lantronix option and stock awards which were granted in prior fiscal years and were outstanding and unvested at the end of the covered fiscal year,

•	Plus the vesting date value of Lantronix option and stock awards which were granted and vested during the same covered fiscal year,
•
Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior fiscal year for Lantronix option and stock awards which were granted in prior fiscal years and vested in the covered fiscal year,

•
Less, as to any Lantronix option and stock awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,

•
Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on Lantronix outstanding and unvested stock awards (no dividends or dividend equivalents are credited with respect to Lantronix options and, for other Lantronix awards, the crediting of dividend equivalents has been taken into account in determining the applicable fiscal year-end or vesting date value of the award), and

•
Plus, as to a Lantronix option or stock award that was materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the Lantronix option or stock awards held by the named executive officers were materially modified during the fiscal years covered by the table.

In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.
The table above reflects the CAP (determined as noted above) for each CEO and, for our Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEOs for each of the fiscal years shown in the table.
The following table provides a reconciliation of the average of the Summary Compensation Table Total for the Non-PEO NEOs for a fiscal year to the average of the Compensation Actually Paid for the Non-PEO NEOs for that fiscal year.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)
Summary Compensation Table Total	711,414	749,491	843,633
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(334,285)	(491,971)	(664,030)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	230,272	425,140	627,287
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(134,682)	(48,850)	(38,865)
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	0	0
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(35,519)	(56,961)	(30,579)
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	0	0
Compensation Actually Paid	437,200	576,850	737,446

Compensation Actually Paid vs. Total Shareholder Return
(4)
LTRX TSR represents cumulative total stockholder return on a fixed investment of $100 in the Company’s common stock for the period beginning on the last trading day of fiscal year 2022 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last three fiscal years against the Company’s total stockholder return (calculated as described above) over that period of time.

Compensation Actually Paid vs. Net Income
(5)
This column shows the Company’s net income for each fiscal year covered by the table. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last three fiscal years against the Company’s net income for each of those years.

Total Shareholder Return Amount				$ 53.35	65.99	78.25
Net Income (Loss)				$ (11,373,000)	(4,520,000)	(8,980,000)
PEO Name	Jeremy Whitaker	Jeremy Whitaker	Saleel Awsare	Saleel Awsare			Paul Pickle
Saleel Awsare [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 1,397,041	6,086,293
PEO Actually Paid Compensation Amount				113,669	4,071,910
Jeremy Whitaker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					973,215	823,914
PEO Actually Paid Compensation Amount					584,664	760,771
Paul Pickle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						1,348,502
PEO Actually Paid Compensation Amount						446,463
PEO | Saleel Awsare [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(892,546)	(5,488,377)
PEO | Saleel Awsare [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				588,042	3,473,993
PEO | Saleel Awsare [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(942,485)	0
PEO | Saleel Awsare [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Saleel Awsare [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(36,382)	0
PEO | Saleel Awsare [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Jeremy Whitaker [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(534,651)	(566,130)
PEO | Jeremy Whitaker [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					434,921	527,422
PEO | Jeremy Whitaker [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(91,466)	(62,759)
PEO | Jeremy Whitaker [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Jeremy Whitaker [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(197,355)	38,324
PEO | Jeremy Whitaker [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Paul Pickle [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(943,552)
PEO | Paul Pickle [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Paul Pickle [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Paul Pickle [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Paul Pickle [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						464,354
PEO | Paul Pickle [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(422,841)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(334,285)	(491,971)	(664,030)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				230,272	425,140	627,287
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(134,682)	(48,850)	(38,865)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(35,519)	(56,961)	(30,579)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0	$ 0	$ 0